Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Registrant Name	dei_EntityRegistrantName	Harbor Funds
CIK	dei_EntityCentralIndexKey	0000793769
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 23, 2021
Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2021
Prospectus Date	rr_ProspectusDate	Mar. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Harbor Capital Appreciation Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNACX
Harbor Capital Appreciation Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HACAX
Harbor Capital Appreciation Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRCAX
Harbor Capital Appreciation Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCAIX
Harbor Large Cap Value Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNLVX
Harbor Large Cap Value Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAVLX
Harbor Large Cap Value Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLVX
Harbor Large Cap Value Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILVX
Harbor Mid Cap Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMCRX
Harbor Mid Cap Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMCLX
Harbor Mid Cap Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMCDX
Harbor Mid Cap Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMCNX
Harbor Mid Cap Growth Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNMGX
Harbor Mid Cap Growth Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAMGX
Harbor Mid Cap Growth Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRMGX
Harbor Mid Cap Growth Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIMGX
Harbor Mid Cap Value Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNMVX
Harbor Mid Cap Value Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAMVX
Harbor Mid Cap Value Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRMVX
Harbor Mid Cap Value Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIMVX
Harbor Small Cap Growth Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSGX
Harbor Small Cap Growth Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HASGX
Harbor Small Cap Growth Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRSGX
Harbor Small Cap Growth Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HISGX
Harbor Small Cap Value Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNVRX
Harbor Small Cap Value Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HASCX
Harbor Small Cap Value Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSVRX
Harbor Small Cap Value Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HISVX
Harbor Strategic Growth Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNGSX
Harbor Strategic Growth Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVSGX
Harbor Strategic Growth Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSRGX
Harbor Strategic Growth Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HISWX
Harbor Robeco Emerging Markets Conservative Equities Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRERX
Harbor Robeco Emerging Markets Conservative Equities Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRETX
Harbor Robeco Emerging Markets Conservative Equities Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HREAX
Harbor Robeco Emerging Markets Conservative Equities Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRENX
Harbor Robeco Global Conservative Equities Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRGTX
Harbor Robeco Global Conservative Equities Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRGIX
Harbor Robeco Global Conservative Equities Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRGDX
Harbor Robeco Global Conservative Equities Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRGNX
Harbor Robeco International Conservative Equities Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRIRX
Harbor Robeco International Conservative Equities Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRIEX
Harbor Robeco International Conservative Equities Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRIMX
Harbor Robeco International Conservative Equities Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRIVX
Harbor Robeco US Conservative Equities Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRURX
Harbor Robeco US Conservative Equities Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRUNX
Harbor Robeco US Conservative Equities Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRUAX
Harbor Robeco US Conservative Equities Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRUVX
Harbor Robeco Emerging Markets Active Equities Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRMEX
Harbor Robeco Emerging Markets Active Equities Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRMTX
Harbor Robeco Emerging Markets Active Equities Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRMNX
Harbor Robeco Emerging Markets Active Equities Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRMOX
Harbor Diversified International All Cap Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNIDX
Harbor Diversified International All Cap Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAIDX
Harbor Diversified International All Cap Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRIDX
Harbor Diversified International All Cap Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIIDX
Harbor Emerging Markets Equity Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNEMX
Harbor Emerging Markets Equity Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAEMX
Harbor Emerging Markets Equity Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HREMX
Harbor Emerging Markets Equity Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIEEX
Harbor Focused International Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNFRX
Harbor Focused International Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNFSX
Harbor Focused International Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNFDX
Harbor Focused International Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNFIX
Harbor Global Leaders Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNGIX
Harbor Global Leaders Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGGAX
Harbor Global Leaders Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRGAX
Harbor Global Leaders Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGGIX
Harbor International Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNINX
Harbor International Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAINX
Harbor International Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRINX
Harbor International Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIINX
Harbor International Growth Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNGFX
Harbor International Growth Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAIGX
Harbor International Growth Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRIGX
Harbor International Growth Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIIGX
Harbor International Small Cap Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNISX
Harbor International Small Cap Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAISX
Harbor International Small Cap Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRISX
Harbor International Small Cap Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIISX
Harbor Overseas Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAORX
Harbor Overseas Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAOSX
Harbor Overseas Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAOAX
Harbor Overseas Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAONX
Harbor Bond Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBFRX
Harbor Bond Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABDX
Harbor Bond Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRBDX
Harbor Convertible Securities Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCVX
Harbor Convertible Securities Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HACSX
Harbor Convertible Securities Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRCSX
Harbor Convertible Securities Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HICSX
Harbor Core Bond Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCBRX
Harbor Core Bond Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HACBX
Harbor High-Yield Bond Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNHYX
Harbor High-Yield Bond Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HYFAX
Harbor High-Yield Bond Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HYFRX
Harbor High-Yield Bond Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HYFIX
Harbor Money Market Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HARXX
Harbor Money Market Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRMXX
Harbor Target Retirement Income Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HARAX
Harbor Target Retirement 2020 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HARJX
Harbor Target Retirement 2025 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HARMX
Harbor Target Retirement 2030 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HARPX
Harbor Target Retirement 2035 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HARUX
Harbor Target Retirement 2040 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HARYX
Harbor Target Retirement 2045 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HACCX
Harbor Target Retirement 2050 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFFX
Harbor Target Retirement 2055 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HATRX
Harbor Target Retirement 2060 Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HATDX